CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating revenues
Dayrate revenue	$ 358.7	$ 205.8	$ 265.2
Related party revenue	85.1	39.5	42.3
Total operating revenues	443.8	245.3	307.5
Gain on disposals	4.2	1.2	19.0
Operating expenses
Rig operating and maintenance expenses	(264.9)	(180.5)	(270.4)
Depreciation of non-current assets	(116.5)	(119.6)	(117.9)
Impairment of non-current assets	(131.7)	0.0	(77.1)
General and administrative expenses	(36.8)	(34.7)	(49.1)
Total operating expenses	(549.9)	(334.8)	(514.5)
Operating loss	(101.9)	(88.3)	(188.0)
Other non-operating income	2.0	3.6	0.0
Income from equity method investments	1.2	16.1	9.5
Financial income (expenses), net
Interest income	5.4	0.0	0.2
Interest expense, net of amounts capitalized	(131.3)	(92.9)	(87.4)
Other financial expenses, net	(49.8)	(21.8)	(35.7)
Total financial expenses, net	(175.7)	(114.7)	(122.9)
Loss before income taxes	(274.4)	(183.3)	(301.4)
Income tax expense	(18.4)	(9.7)	(16.2)
Net loss attributable to shareholders of Borr Drilling Limited	$ (292.8)	$ (193.0)	$ (317.6)
Loss per share
Basic loss per share (in dollars per share)	$ (1.64)	$ (1.43)	$ (4.22)
Diluted loss per share (in dollars per share)	$ (1.64)	$ (1.43)	$ (4.22)
Weighted average shares outstanding, basic (in shares)	178,404,637	134,726,336	75,177,352
Weighted average shares outstanding, diluted (in shares)	178,404,637	134,726,336	75,177,352